Net interest income - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Costs to originate credit card balances	£ 747	£ 623	£ 687
Interest income on impaired financial assets accrued	38	7	9
Interest expense on lease liabilities	£ 18	£ 20	£ 23